Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and DIRTT’s financial performance for the periods presented. The CAP dollar amounts shown in the table include the full value of awards in the year in which they are granted as well as the growth in value of equity awards that vest during the year reported or that could potentially vest in future years (“potentially realizable future value”) in addition to base salary and bonus.

Tabular Disclosure of Compensation Actually Paid versus Performance

The following table discloses information on CAP to our principal executive officer (“PEO”) and, on average, to our Non-PEO NEOs during the specified years alongside TSR and net income/(loss).

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1) (2)	Value of Initial Fixed $100 Investment Based On TSR(3)	Value of Initial Fixed $100 Investment Based On S&P SmallCap 600 Materials Index(3)	Net Income / (Loss) $'000
2024	$1,337,500	$1,776,603	$1,465,789	$1,916,964	$156.54	$118.60	$14,770
2023	$772,895	$780,848	$514,017	$461,792	$81.15	$118.64	$(14,584)

(1)
For each of the years presented, our PEO is Benjamin Urban and our Non-PEO NEOs include Fareeha Khan and Richard Hunter. For 2023, Bradley Little was also a Non-PEO NEO until his departure from the Company on August 25, 2023.
(2)
The dollar amounts shown in these columns reflect CAP as calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) values for unvested equity compensation that may or may not be realized in future periods, and as such, the dollar amounts shown to not necessarily represent the actual amount of compensation earned or paid during the applicable years.
(3)
The adjustments made to the Summary Compensation Table (“SCT”) amounts to determine CAP are shown in the table below:

PEO – Reconciliation of SCT Total to CAP Total(a)

Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2024	$1,337,500	-	$937,500	+	$1,376,603	=	$1,776,603
2023	$772,895	-	$182,927	+	$190,880	=	$780,848

(a)
As show in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of the awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the current fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.

The calculation of the fair value of equity for the PEO for the covered fiscal year is shown in the following table:

PEO – CAP Fair Value of Equity Calculation (a)

Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Awards Granted in Prior Years and Outstanding at YE		Change in Fair Value as of Vesting Date for Awards Granted in Prior Years that Vested During the Year		Fair Value of Equity for CAP Purposes
2024	$1,262,500	+	$84,452	+	$29,652	=	$1,376,603
2023	$190,880	+	$-	+	$-	=	$190,880

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Additionally, no equity awards granted in any prior fiscal year failed to meet applicable vesting conditions or were forfeited during the covered fiscal year.

Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total(a)

Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2024	$1,465,789	-	$1,087,240	+	$1,538,415	=	$1,916,964
2023	$514,017	-	$139,844	+	$87,619	=	$461,792

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.
(b)
The calculation of the fair value of equity for the Non-PEO NEOs for the covered fiscal year is shown in the following table:

Non-PEO NEOs (Average) – CAP Fair Value of Equity Calculation (a)

Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Awards Granted in Prior Years and Outstanding at YE		Change in Fair Value as of Vesting Date for Awards Granted in Prior Years that Vested During the Year		Fair Value of Equity for CAP Purposes
2024	$1,464,149	+	$48,160	+	$26,105	=	$1,538,415
2023	$87,865	+	$(247)	+	$-	=	$87,619

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Additionally, no equity awards granted in any prior fiscal year failed to meet applicable vesting conditions or were forfeited during the covered fiscal year.
(b)
TSR figures assume an initial investment of $100 in DIRTT on December 31, 2022. The peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P SmallCap 600 Materials Index. This comprises those companies included in the S&P SmallCap 600 that are classified as members of the GICS Materials sector. DIRTT did not disclose a stock comparison chart as per Item 201(e) in our Form 10-K filings for 2023 and 2024 as it was not required. The S&P SmallCap 600 Index is the same index we would have used if this disclosure was required and the same peer group used in prior years when such disclosure was made.

Named Executive Officers, Footnote
(1)
For each of the years presented, our PEO is Benjamin Urban and our Non-PEO NEOs include Fareeha Khan and Richard Hunter. For 2023, Bradley Little was also a Non-PEO NEO until his departure from the Company on August 25, 2023.

Peer Group Issuers, Footnote	TSR figures assume an initial investment of $100 in DIRTT on December 31, 2022. The peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P SmallCap 600 Materials Index. This comprises those companies included in the S&P SmallCap 600 that are classified as members of the GICS Materials sector. DIRTT did not disclose a stock comparison chart as per Item 201(e) in our Form 10-K filings for 2023 and 2024 as it was not required. The S&P SmallCap 600 Index is the same index we would have used if this disclosure was required and the same peer group used in prior years when such disclosure was made.
PEO Total Compensation Amount	$ 1,337,500	$ 772,895
PEO Actually Paid Compensation Amount	$ 1,776,603	780,848
Adjustment To PEO Compensation, Footnote
(3)
The adjustments made to the Summary Compensation Table (“SCT”) amounts to determine CAP are shown in the table below:

PEO – Reconciliation of SCT Total to CAP Total(a)

Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2024	$1,337,500	-	$937,500	+	$1,376,603	=	$1,776,603
2023	$772,895	-	$182,927	+	$190,880	=	$780,848

(a)
As show in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of the awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the current fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.

The calculation of the fair value of equity for the PEO for the covered fiscal year is shown in the following table:

PEO – CAP Fair Value of Equity Calculation (a)

Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Awards Granted in Prior Years and Outstanding at YE		Change in Fair Value as of Vesting Date for Awards Granted in Prior Years that Vested During the Year		Fair Value of Equity for CAP Purposes
2024	$1,262,500	+	$84,452	+	$29,652	=	$1,376,603
2023	$190,880	+	$-	+	$-	=	$190,880

Non-PEO NEO Average Total Compensation Amount	$ 1,465,789	514,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,916,964	461,792
Adjustment to Non-PEO NEO Compensation Footnote
(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Additionally, no equity awards granted in any prior fiscal year failed to meet applicable vesting conditions or were forfeited during the covered fiscal year.

Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total(a)

Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2024	$1,465,789	-	$1,087,240	+	$1,538,415	=	$1,916,964
2023	$514,017	-	$139,844	+	$87,619	=	$461,792

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.
(b)
The calculation of the fair value of equity for the Non-PEO NEOs for the covered fiscal year is shown in the following table:

Non-PEO NEOs (Average) – CAP Fair Value of Equity Calculation (a)

Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Awards Granted in Prior Years and Outstanding at YE		Change in Fair Value as of Vesting Date for Awards Granted in Prior Years that Vested During the Year		Fair Value of Equity for CAP Purposes
2024	$1,464,149	+	$48,160	+	$26,105	=	$1,538,415
2023	$87,865	+	$(247)	+	$-	=	$87,619

Compensation Actually Paid vs. Total Shareholder Return

Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

The graphs below describe the relationship between CAP (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR to peer group TSR for the indicated years.

Compensation Actually Paid vs. Net Income

Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

The graphs below describe the relationship between CAP (as calculated above) and our financial and stock performance for the indicated years.

Total Shareholder Return Amount	$ 156.54	81.15
Peer Group Total Shareholder Return Amount	118.6	118.64
Net Income (Loss)	$ 14,770,000	$ (14,584,000)
Equity Awards Adjustments, Footnote	We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Additionally, no equity awards granted in any prior fiscal year failed to meet applicable vesting conditions or were forfeited during the covered fiscal year.
Benjamin Urban [Member]
Pay vs Performance Disclosure
PEO Name	Benjamin Urban	Benjamin Urban
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (937,500)	$ (182,927)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,376,603	190,880
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,500	190,880
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,452	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,652	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,087,240)	(139,844)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,538,415	87,619
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,464,149	87,865
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,160	(247)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,105	$ 0